Financial risk management - Derivative Financial Instruments Per Category (Detail) € in Millions, ¥ in Billions, $ in Billions, $ in Billions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 TWD ($)
Derivative [Line Items]
Derivative Assets	€ 162.8				€ 137.5
Derivative financial instruments	123.8				103.0
Derivative Assets, Current	39.0				34.5
Derivative Liabilities	20.0				3.9
Derivative Liabilities, Noncurrent	0.0				0.0
Derivative Liabilities, Current	20.0				3.9
Available-for-sale Securities, Current	1,302.2				1,185.8
Forward Foreign Exchange Contracts
Derivative [Line Items]
Notional amount	182.0	$ 0.4	¥ 15.5	$ 0.5	142.6	$ 0.2	¥ 8.6	$ 3.8
Forward foreign exchange contracts, fair Value	(17.6)				(0.7)
Interest Rate Swap
Derivative [Line Items]
Notional amount	3,000.0				3,000.0
Interest rate swaps, fair Value	160.4				134.3
Cash Flow Hedges | Forward Foreign Exchange Contracts
Derivative [Line Items]
Derivative Assets	0.9				2.4
Derivative Liabilities	15.1				0.6
Fair Value Hedges | Interest Rate Swap
Derivative [Line Items]
Derivative Assets	160.4				134.3
Derivative financial instruments	123.8				103.0
Derivative Liabilities	0.0				0.0
Derivative Liabilities, Noncurrent	0.0				0.0
Other Hedges | Forward Foreign Exchange Contracts
Derivative [Line Items]
Derivative Assets	1.5				0.8
Derivative Liabilities	4.9				3.3
Fair Value, Recurring
Derivative [Line Items]
Derivative Assets	162.8				137.5
Derivative Liabilities	20.0				3.9
Money Market Funds, at Carrying Value	3,841.9				2,139.7
Available-for-sale Securities, Current	1,302.2				1,185.8
Assets, Fair Value Disclosure	5,306.9				3,463.0
Long-term Debt, Fair Value	4,798.8				3,247.7
Fair Value, Inputs, Level 1 | Fair Value, Recurring
Derivative [Line Items]
Derivative Assets	0.0				0.0
Derivative Liabilities	0.0				0.0
Money Market Funds, at Carrying Value	3,841.9				2,139.7
Available-for-sale Securities, Current	0.0				0.0
Assets, Fair Value Disclosure	3,841.9				2,139.7
Long-term Debt, Fair Value	4,798.8				3,247.7
Fair Value, Inputs, Level 2 | Fair Value, Recurring
Derivative [Line Items]
Derivative Assets	162.8				137.5
Derivative Liabilities	20.0				3.9
Money Market Funds, at Carrying Value	0.0				0.0
Available-for-sale Securities, Current	1,302.2				1,185.8
Assets, Fair Value Disclosure	1,465.0				1,323.3
Long-term Debt, Fair Value	0.0				0.0
Fair Value, Inputs, Level 3 | Fair Value, Recurring
Derivative [Line Items]
Derivative Assets	0.0				0.0
Derivative Liabilities	0.0				0.0
Money Market Funds, at Carrying Value	0.0				0.0
Available-for-sale Securities, Current	0.0				0.0
Assets, Fair Value Disclosure	0.0				0.0
Long-term Debt, Fair Value	€ 0.0				€ 0.0